Related party transactions - Summary of Compensation Paid or Payable to Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 5,779	$ 6,191
Employee benefit plan	301	268
Share based payments	8,643	4,906
Termination benefits	900	1,762
Compensation for key management personnel	$ 15,623	$ 13,127